Fair Value of Investments (Details 1) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Assets measured at fair value, beginning	$ 2,575	$ 2,231
Earnings	1,134	(133)
Purchases	391	611
Sales	(175)	(134)
Assets measured at fair value, ending	3,925	2,575
Private Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets measured at fair value, beginning	2,575	2,231
Earnings	1,134	(133)
Purchases	391	611
Sales	(175)	(134)
Assets measured at fair value, ending	$ 3,925	$ 2,575